Income taxes - Income Before Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes
CIT tax rate	25.00%	25.00%	25.00%
PRC	$ 91,724,941	$ 43,313,793	$ (33,822,942)
Non-PRC	(82,848,744)	42,493,369	(215,618,321)
(Loss)/income from operations before income taxes	$ 8,876,197	85,807,162	(249,441,263)
PRC subsidiaries
Income taxes
CIT tax rate	25.00%
Withholding tax rate on dividend distributed by domestic enterprise to foreign tax resident investors (as a percent)	10.00%
HK subsidiaries
Income taxes
CIT tax rate	16.50%
US subsidiaries
Income taxes
CIT tax rate	21.00%
Withholding tax rate on dividend distributed by domestic enterprise to foreign tax resident investors (as a percent)	30.00%
(Loss)/income from operations before income taxes	$ (57,671,693)	$ (23,726,262)	$ (49,049,125)